UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-02631
Chestnut Street Exchange Fund
(Exact name of registrant as specified in charter)
103 Bellevue Parkway
Wilmington, DE 19809
(Address of principal executive offices) (Zip code)
Edward J. Roach
Chestnut Street Exchange Fund
103 Bellevue Parkway
Wilmington, DE 19809
(Name and address of agent for service)
Registrant’s telephone number, including area code: (302) 791-1112
Date of fiscal year end: December 31
Date of reporting period: March 31, 2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
CHESTNUT STREET EXCHANGE FUND
(A California Limited Partnership)
STATEMENT OF NET ASSETS
March 31, 2008
(Unaudited)

SHARES	COMMON STOCKS	%	VALUE
		99.4%

	BASICS	5.0%

100,609	Air Products & Chemicals, Inc.		$9,256,028
86,032	Cabot Corp.		2,408,896
42,373	Cabot Microelectronics Corp.*		1,362,292

			13,027,216

	CAPITAL EQUIPMENT	9.2%

181,112	Emerson Electric Co.		9,320,024
364,049	General Electric Co.		13,473,453
39,154	Pitney Bowes, Inc.		1,371,173

			24,164,650

	CONSUMER CYCLICALS	9.3%

9,916	Citadel Broadcasting Corp.		16,461
149,743	Comcast Corp., Class A*		2,896,030
85,100	Procter & Gamble Co. (The)		5,962,957
129,129	Walt Disney Co. (The)		4,052,068
144,103	3M Co.		11,405,752

			24,333,268

	ENERGY	9.5%

41,979	BP PLC ADR		2,546,026
147,227	Exxon Mobil Corp.		12,452,460
114,584	Schlumberger, Ltd.		9,968,808

			24,967,294

	FINANCIAL	17.9%

111,332	American Express Co.		4,867,435
28,441	American International Group, Inc.		1,230,073
22,266	Ameriprise Financial, Inc.		1,154,492
321,283	Bank of America Corp.		12,179,838
48,853	Fannie Mae		1,285,811
140,310	JP Morgan Chase & Co.		6,026,315
96,032	Moody’s Corp.		3,344,795
92,150	Wachovia Corp.		2,488,050
482,629	Wells Fargo & Co.		14,044,504

			46,621,313

	HEALTHCARE	21.4%

231,254	Abbott Laboratories, Inc.		12,753,658
64,986	Baxter International, Inc.		3,757,491
23,125	Hospira, Inc.*		989,056
74,542	IMS Health, Inc.		1,566,127
301,860	Johnson & Johnson		19,581,658
91,862	Medco Health Solutions, Inc.*		4,022,637
349,404	Merck & Co., Inc.		13,259,882

			55,930,509

CHESTNUT STREET EXCHANGE FUND
(A California Limited Partnership)
STATEMENT OF NET ASSETS
March 31, 2008
(Unaudited)

SHARES			VALUE
	RETAIL	1.1%

44,558	Safeway, Inc.		1,307,777
31,500	WalMart Stores		1,659,420

			2,967,197

	STAPLES	6.0%

18,000	Altria Group, Inc.		399,600
164,147	Coca Cola Co. (The)		9,991,628
5,688	Hanesbrands, Inc.		166,090
12,456	Kraft Foods, Inc. — Class A		386,260
43,600	PepsiCo Inc.		3,147,920
18,000	Phillip Morris International, Inc.		910,440
45,506	Sara Lee Corp.		636,174

			15,638,112

	TECHNOLOGY	12.2%

57,923	Hewlett-Packard Co.		2,644,764
861,531	Intel Corp.		18,247,227
39,708	International Business Machines Corp.		4,571,979
139,643	Microsoft Corp.		3,963,068
273,453	Motorola, Inc.		2,543,113

			31,970,151

	TRANSPORTATION	5.8%

113,572	Burlington Northern Santa Fe Corp.		10,473,610
37,922	Union Pacific Corp.		4,754,660

			15,228,270

	UTILITIES	2.0%

143,830	Verizon Communications, Inc.		5,242,604

TOTAL COMMON STOCKS
	(Cost: $43,667,226)		260,090,584

CHESTNUT STREET EXCHANGE FUND
(A California Limited Partnership)
STATEMENT OF NET ASSETS
March 31, 2008
(Unaudited)

PAR			VALUE
SHORT-TERM OBLIGATIONS		0.9%

$2,400,000	Federal Home Loan Bank
	4/1/08 1.50%		$2,400,000

	(Cost: $2,400,000)

TOTAL INVESTMENT IN SECURITIES
(Cost: $46,067,226**)		100.3%	262,490,584
Other assets in excess of other liabilities		0.2%	627,800
Distribution payable		(0.5%)	(1,338,197)
Payable to:
Investment Adviser		(0.0%)	(75,313)
Managing General Partners		(0.0%)	(10,891)
Custodian		(0.0%)	(1,658)
Transfer Agent		(0.0%)	(3,031)

NET ASSETS (Applicable to 723,336 partnership shares outstanding)		100.0%	$261,689,295

Net Asset Value per share			$361.78

Net assets applicable to shares owned by:
Limited partners (723,243 shares)			$261,655,502
Managing general partners (93 shares)			33,792

Total net assets (723,336 shares)			$261,689,294

ADR-American Depository Receipt

*	Non-Income Producing

**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost:	$46,067,226

Gross Unrealized Appreciation:	$217,852,800
Gross Unrealized Depreciation:	(1,429,442)

Net Unrealized Appreciation:	$216,423,358

FAS 157 DISCLOSURE
The following is a summary of the imputs used, as of March 31, 2008 in valuing the Fund’s assets carried at fair value:

	Investments	Other
	in	Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$262,490,584	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$262,490,584	$—

For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Chestnut Street Exchange Fund

By (Signature and Title)*	/s/ Edward J. Roach Edward J. Roach, President & Treasurer
(Principal Executive Officer & Principal Financial Officer)

Date April 11, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Edward J. Roach Edward J. Roach, President & Treasurer
(Principal Executive Officer & Principal Financial Officer)

Date April 11, 2008

*	Print the name and title of each signing officer under his or her signature.